9. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transactions Details
Beginning balance	$ 4,340
New loans	6,903
Repayments	(6,483)
Ending balance	$ 4,760